Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2015		2014
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$11,001	$2,145	$9,335	$1,875
Service costs	276	17	262	16
Interest costs	423	90	456	94
Plan participants’ contributions	—	30	—	30
Net actuarial (gains) losses	(627)	(235)	1,607	264
Acquisition, divestitures, settlements and curtailments	(4)	(2)	(18)	(5)
Change in benefits	—	(7)	(4)	(9)
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(32)	(5)	(101)	(4)
Benefit obligations at December 31,	10,506	1,924	11,001	2,145
Change in plan assets
Estimated fair value of plan assets at January 1,	9,003	1,436	8,024	1,366
Actual return on plan assets	(127)	4	1,108	112
Acquisition, divestitures and settlements	(3)	(4)	(10)	—
Plan participants’ contributions	—	30	—	30
Employer contributions	424	26	450	44
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(15)	(1)	(33)	—
Estimated fair value of plan assets at December 31,	8,751	1,382	9,003	1,436
Over (under) funded status at December 31,	$(1,755)	$(542)	$(1,998)	$(709)
Amounts recognized in the consolidated balance sheets
Other assets	$5	$1	$7	$1
Other liabilities	(1,760)	(543)	(2,005)	(710)
Net amount recognized	$(1,755)	$(542)	$(1,998)	$(709)
AOCI
Net actuarial (gains) losses	$2,945	$222	$3,093	$425
Prior service costs (credit)	—	(14)	(1)	(10)
AOCI, before income tax	$2,945	$208	$3,092	$415
Accumulated benefit obligation	$10,082	N/A	$10,355	N/A
_____________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2015		2014
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$11,001	$2,145	$9,335	$1,875
Service costs	276	17	262	16
Interest costs	423	90	456	94
Plan participants’ contributions	—	30	—	30
Net actuarial (gains) losses	(627)	(235)	1,607	264
Acquisition, divestitures, settlements and curtailments	(4)	(2)	(18)	(5)
Change in benefits	—	(7)	(4)	(9)
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(32)	(5)	(101)	(4)
Benefit obligations at December 31,	10,506	1,924	11,001	2,145
Change in plan assets
Estimated fair value of plan assets at January 1,	9,003	1,436	8,024	1,366
Actual return on plan assets	(127)	4	1,108	112
Acquisition, divestitures and settlements	(3)	(4)	(10)	—
Plan participants’ contributions	—	30	—	30
Employer contributions	424	26	450	44
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(15)	(1)	(33)	—
Estimated fair value of plan assets at December 31,	8,751	1,382	9,003	1,436
Over (under) funded status at December 31,	$(1,755)	$(542)	$(1,998)	$(709)
Amounts recognized in the consolidated balance sheets
Other assets	$5	$1	$7	$1
Other liabilities	(1,760)	(543)	(2,005)	(710)
Net amount recognized	$(1,755)	$(542)	$(1,998)	$(709)
AOCI
Net actuarial (gains) losses	$2,945	$222	$3,093	$425
Prior service costs (credit)	—	(14)	(1)	(10)
AOCI, before income tax	$2,945	$208	$3,092	$415
Accumulated benefit obligation	$10,082	N/A	$10,355	N/A
_____________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2015		2014
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$11,001	$2,145	$9,335	$1,875
Service costs	276	17	262	16
Interest costs	423	90	456	94
Plan participants’ contributions	—	30	—	30
Net actuarial (gains) losses	(627)	(235)	1,607	264
Acquisition, divestitures, settlements and curtailments	(4)	(2)	(18)	(5)
Change in benefits	—	(7)	(4)	(9)
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(32)	(5)	(101)	(4)
Benefit obligations at December 31,	10,506	1,924	11,001	2,145
Change in plan assets
Estimated fair value of plan assets at January 1,	9,003	1,436	8,024	1,366
Actual return on plan assets	(127)	4	1,108	112
Acquisition, divestitures and settlements	(3)	(4)	(10)	—
Plan participants’ contributions	—	30	—	30
Employer contributions	424	26	450	44
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(15)	(1)	(33)	—
Estimated fair value of plan assets at December 31,	8,751	1,382	9,003	1,436
Over (under) funded status at December 31,	$(1,755)	$(542)	$(1,998)	$(709)
Amounts recognized in the consolidated balance sheets
Other assets	$5	$1	$7	$1
Other liabilities	(1,760)	(543)	(2,005)	(710)
Net amount recognized	$(1,755)	$(542)	$(1,998)	$(709)
AOCI
Net actuarial (gains) losses	$2,945	$222	$3,093	$425
Prior service costs (credit)	—	(14)	(1)	(10)
AOCI, before income tax	$2,945	$208	$3,092	$415
Accumulated benefit obligation	$10,082	N/A	$10,355	N/A
_____________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

Accumulated benefit obligations in excess of fair value of plan assets
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2015	2014	2015	2014
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$10,437	$10,944	$2,476	$2,615
Accumulated benefit obligations	$10,052	$10,304	$2,340	$2,362
Estimated fair value of plan assets	$8,715	$8,931	$839	$853

Defined benefit plan pension plans with projected benefit obligations in excess of plan assets
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2015	2014	2015	2014
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$10,437	$10,944	$2,476	$2,615
Accumulated benefit obligations	$10,052	$10,304	$2,340	$2,362
Estimated fair value of plan assets	$8,715	$8,931	$839	$853

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The benefit obligations, funded status and net periodic benefit costs related to these pension and other postretirement benefits were comprised of the following:

	December 31, 2015						December 31, 2014
	Pension Benefits			Other Postretirement Benefits			Pension Benefits			Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	Total	U.S. Plans	Non-U.S. Plans	Total	U.S. Plans	Non-U.S. Plans	Total	U.S. Plans	Non-U.S. Plans	Total
	(In millions)
Benefit obligations	$9,759	$747	$10,506	$1,895	$29	$1,924	$10,262	$739	$11,001	$2,110	$35	$2,145
Estimated fair value of plan assets	8,490	261	8,751	1,373	9	1,382	8,750	253	9,003	1,426	10	1,436
Over (under) funded status	$(1,269)	$(486)	$(1,755)	$(522)	$(20)	$(542)	$(1,512)	$(486)	$(1,998)	$(684)	$(25)	$(709)
Net periodic benefit costs	$273	$73	$346	$63	$6	$69	$346	$79	$425	$43	$5	$48
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2015		2014		2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs
Service costs	$276	$17	$262	$16	$303	$22
Interest costs	423	90	456	94	403	94
Settlement and curtailment costs	(1)	3	19	4	(2)	1
Expected return on plan assets	(542)	(80)	(482)	(76)	(489)	(76)
Amortization of net actuarial (gains) losses	191	42	169	11	228	55
Amortization of prior service costs (credit)	(1)	(3)	1	(1)	6	(75)
Total net periodic benefit costs (credit)	346	69	425	48	449	21
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	43	(161)	960	223	(544)	(532)
Prior service costs (credit)	—	(7)	(20)	(13)	—	—
Amortization of net actuarial (gains) losses	(191)	(42)	(169)	(11)	(228)	(57)
Amortization of prior service (costs) credit	1	3	(1)	1	(6)	75
Total recognized in OCI	(147)	(207)	770	200	(778)	(514)
Total recognized in net periodic benefit costs and OCI	$199	$(138)	$1,195	$248	$(329)	$(493)

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2015		2014		2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs
Service costs	$276	$17	$262	$16	$303	$22
Interest costs	423	90	456	94	403	94
Settlement and curtailment costs	(1)	3	19	4	(2)	1
Expected return on plan assets	(542)	(80)	(482)	(76)	(489)	(76)
Amortization of net actuarial (gains) losses	191	42	169	11	228	55
Amortization of prior service costs (credit)	(1)	(3)	1	(1)	6	(75)
Total net periodic benefit costs (credit)	346	69	425	48	449	21
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	43	(161)	960	223	(544)	(532)
Prior service costs (credit)	—	(7)	(20)	(13)	—	—
Amortization of net actuarial (gains) losses	(191)	(42)	(169)	(11)	(228)	(57)
Amortization of prior service (costs) credit	1	3	(1)	1	(6)	75
Total recognized in OCI	(147)	(207)	770	200	(778)	(514)
Total recognized in net periodic benefit costs and OCI	$199	$(138)	$1,195	$248	$(329)	$(493)

Assumptions used in determining benefit obligations and net periodic benefit costs
Assumptions used in determining benefit obligations for the U.S. plans were as follows:

	Pension Benefits			Other Postretirement Benefits
December 31, 2015
Weighted average discount rate	4.50%			4.60%
Rate of compensation increase	2.25%	-	8.50%	N/A
December 31, 2014
Weighted average discount rate	4.10%			4.10%
Rate of compensation increase	2.25%	-	8.50%	N/A
Assumptions used in determining net periodic benefit costs for the U.S. Plans were as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31, 2015
Weighted average discount rate	4.10%			4.10%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	2.25%	-	8.50%	N/A
Year Ended December 31, 2014
Weighted average discount rate	5.15%			5.15%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	3.50%	-	7.50%	N/A
Year Ended December 31, 2013
Weighted average discount rate	4.20%			4.20%
Weighted average expected rate of return on plan assets	6.25%			5.76%
Rate of compensation increase	3.50%	-	7.50%	N/A

Assumed healthcare costs trend rates
The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2015		2014
	Before Age 65	Age 65 and older	Before Age 65	Age 65 and older
Following year	6.3%	10.3%	6.4%	6.4%
Ultimate rate to which cost increase is assumed to decline	4.2%	4.6%	4.4%	4.7%
Year in which the ultimate trend rate is reached	2086	2091	2094	2089

One-percentage point change in assumed healthcare cost trend rates
Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects on the U.S. Plans as of December 31, 2015:

	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$15	$(12)
Effect of accumulated postretirement benefit obligations	$253	$(207)
As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife’s demographic experience and reflects the current best estimate of expected mortality rates for MetLife’s participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

Plan Assets
The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2015
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,979	$78	$3,057	$18	$281	$1	$300
U.S. government bonds	994	493	—	1,487	193	12	—	205
Foreign bonds	—	764	17	781	—	69	—	69
Federal agencies	—	228	—	228	—	34	—	34
Municipals	—	302	—	302	—	56	—	56
Other (1)	—	354	7	361	—	47	—	47
Total fixed maturity securities	994	5,120	102	6,216	211	499	1	711
Equity securities:
Common stock - domestic	751	24	—	775	126	—	—	126
Common stock - foreign	378	61	—	439	111	—	—	111
Total equity securities	1,129	85	—	1,214	237	—	—	237
Other investments	32	84	723	839	—	—	—	—
Short-term investments	10	309	—	319	1	431	—	432
Money market securities	9	49	—	58	—	—	—	—
Derivative assets	26	3	76	105	2	—	—	2
Total assets	$2,200	$5,650	$901	$8,751	$451	$930	$1	$1,382

	December 31, 2014
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,704	$80	$2,784	$42	$244	$3	$289
U.S. government bonds	1,605	223	—	1,828	169	12	—	181
Foreign bonds	—	808	17	825	—	78	—	78
Federal agencies	—	254	—	254	—	35	—	35
Municipals	—	270	—	270	—	74	—	74
Other (1)	—	188	8	196	—	63	—	63
Total fixed maturity securities	1,605	4,447	105	6,157	211	506	3	720
Equity securities:
Common stock - domestic	951	—	—	951	188	—	—	188
Common stock - foreign	394	57	—	451	80	—	—	80
Total equity securities	1,345	57	—	1,402	268	—	—	268
Other investments	34	24	745	803	—	—	—	—
Short-term investments	189	276	—	465	14	433	—	447
Money market securities	29	56	—	85	—	—	—	—
Derivative assets	11	7	73	91	—	1	—	1
Total assets	$3,213	$4,867	$923	$9,003	$493	$940	$3	$1,436
______________

(1)	Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.
The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2015 for the Invested Plans:

	December 31,
	2015				2014
	U.S. Pension Benefits		U.S. Other Postretirement Benefits		U.S. Pension Benefits	U.S. Other Postretirement Benefits
	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities	80%	71%	76%	73%	69%	71%
Equity securities	10%	14%	24%	25%	15%	27%
Alternative securities (1)	10%	15%	—%	2%	16%	2%
Total assets		100%		100%	100%	100%
______________

(1)
Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. U.S. other postretirement benefits do not include postretirement life’s target and actual allocation of plan assets that are all in short-term investments.

Rollforward fair value measurement using significant unobservable outputs (level 3)
A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities:			Equity Securities:
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Balance, January 1, 2014	$59	$11	$19	$148	$602	$37
Realized gains (losses)	3	—	—	—	(13)	(16)
Unrealized gains (losses)	—	—	—	—	112	18
Purchases, sales, issuances and settlements, net	11	6	(2)	—	(104)	34
Transfers into and/or out of Level 3	7	—	(9)	(148)	148	—
Balance, December 31, 2014	$80	$17	$8	$—	$745	$73
Realized gains (losses)	1	—	—	—	—	(11)
Unrealized gains (losses)	(4)	(1)	2	—	55	(9)
Purchases, sales, issuances and settlements, net	8	2	(1)	—	(77)	23
Transfers into and/or out of Level 3	(7)	(1)	(2)	—	—	—
Balance, December 31, 2015	$78	$17	$7	$—	$723	$76
______________

(1)	Other includes ABS and collateralized mortgage obligations.

Defined benefit plan estimated future benefit payments
Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits	Other Postretirement Benefits
	(In millions)
2016	$545	$86
2017	$570	$87
2018	$582	$90
2019	$606	$92
2020	$627	$95
2021-2025	$3,463	$508